Share-based compensation - Fair value inputs (Details)	12 Months Ended
	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 yr $ / shares
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in dollars per share)	$ 52.73	$ 44.86
Weighted average exercise price (in dollars per share)	$ 52.73	$ 44.86
Risk-free interest rate	3.14%	2.60%
Expected life in years | yr	4.5	6.25
Expected dividend yield	0.00%	0.00%
Volatility	64.00%	63.00%
Weighted average fair value of options issued (in dollars per share)	$ 28.44	$ 26.98